Trade and other payables - Summary of Trade and Other Payables (Detail) - EUR (€) € in Thousands	Dec. 31, 2021	Dec. 31, 2020
Disclosure detailed information about of trade payable [Line Items]
Trade payables	€ 13,070	€ 7,418
Accrued expenses	9,446	3,458
Employee related liabilities	950	1,253
Payroll taxes, social security and VAT payables	5,261	1,112
Payables to related parties	28	31
Other payables	578	467
Total	€ 29,333	€ 13,739